Intangible Assets, Net - (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amortization of intangible assets	$ 78,824	$ 40,078	$ 21,015
Loan from bank	2,914,000	$ 4,835,200
Intangible Assets [Member]
Loan from bank	2,900,000
Collateral to secure loan	$ 2,212,619